Receivables, Net - Receivables, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable from third parties	$ 549	$ 504
Allowance for doubtful accounts	(3)	(3)
Other receivables	47	41
Accounts receivable	$ 593	$ 542